INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets and liabilities
Total deferred tax assets	$ 4,535,752	$ 3,743,709	$ 5,601,821
Total deferred tax liabilities	(18,700,682)	(21,101,871)	(13,591,942)
Net deferred tax	(14,164,930)	(17,358,162)	(7,990,121)	$ (22,239,826)
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Total deferred tax assets	2,362,657	2,663,813	3,638,269	1,059,746
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Total deferred tax assets	41,183	32,062	35,944	96,394
Trade receivables
Deferred tax assets and liabilities
Total deferred tax assets	1,068,054	374,425	462,756	829,095
Government grants
Deferred tax assets and liabilities
Total deferred tax assets		2,649	9,360	41,616
Royalties
Deferred tax assets and liabilities
Total deferred tax assets	245,140
Right-of-use leased asset
Deferred tax assets and liabilities
Total deferred tax assets	5,424
Allowances
Deferred tax assets and liabilities
Total deferred tax assets			370,930
Total deferred tax liabilities	(209,490)	(152,159)
Inventories
Deferred tax assets and liabilities
Total deferred tax assets			710,391
Total deferred tax liabilities	(237,258)	(153,563)
Intangible assets
Deferred tax assets and liabilities
Total deferred tax assets			15,098
Total deferred tax liabilities	(6,839,112)	(9,458,239)	(5,071,808)
Contingencies
Deferred tax assets and liabilities
Total deferred tax liabilities			(2,709)
Others
Deferred tax assets and liabilities
Total deferred tax assets	813,294	670,760	359,073
Total deferred tax liabilities	(4,993)		(297)
Accumulated Depreciation / Amortization
Deferred tax assets and liabilities
Total deferred tax liabilities	(9,365,882)	(9,618,648)	(8,497,756)	(12,923,320)
Borrowings
Deferred tax assets and liabilities
Total deferred tax liabilities	(7,930)	(13,170)	$ (19,372)	$ (39,257)
Inflation tax adjustment
Deferred tax assets and liabilities
Total deferred tax liabilities	$ (2,032,078)	$ (1,706,092)